Portfolio of Investments (unaudited)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—93.8%
AUSTRALIA—16.8%
Australia & New Zealand Banking Group Ltd., (fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2038(a)(b)	AUD	1,300,000	$ 902,456
Commonwealth Bank of Australia, (fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(b)		1,800,000	1,248,808
Macquarie Bank Ltd., 6.80%, 01/18/2033(a)		$1,000,000	1,076,605
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(b)		1,520,000	1,560,046
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(b)	AUD	1,000,000	673,699
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(a)(b)		800,000	536,792
NBN Co. Ltd., 6.00%, 10/06/2033(a)(b)		$800,000	858,453
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		200,000	205,146
Westpac Banking Corp.
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2033(b)	AUD	600,000	407,300
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		700,000	490,531
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(b)		300,000	213,398
Total Australia			8,173,234
BARBADOS—0.4%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	201,928
BRAZIL—3.6%
Banco do Brasil SA VRN, (fixed rate to 10/15/2024, variable rate thereafter), 8.75%, 10/15/2024(a)(c)		620,000	631,623
BRF SA, 5.75%, 09/21/2050(a)(b)		200,000	156,895
Guara Norte SARL, 5.20%, 06/15/2034(a)(d)		165,630	153,891
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	210,935
Samarco Mineracao SA PIK, 9.00%, 06/30/2031(a)(b)(e)		414,433	383,959
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(d)		200,000	202,774
Total Brazil			1,740,077
CANADA—1.9%
Bombardier, Inc., 8.75%, 11/15/2030(a)(b)		150,000	162,553
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		290,000	299,035
Shares or Principal Amount		Value

Rogers Communications, Inc. VRN, (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(b)	$275,000	$ 266,202
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)(b)(d)	78,000	80,155
TransAlta Corp., 7.75%, 11/15/2029(b)	98,000	102,817
Total Canada		910,762
CHILE—1.0%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/2031(a)(b)	330,000	298,832
Empresa Nacional del Petroleo, 3.45%, 09/16/2031(a)(b)	200,000	174,626
Total Chile		473,458
CHINA—2.2%
China Evergrande Group, 8.75%, 06/28/2025(a)(b)(f)(g)	200,000	2,750
China Huadian Overseas Development 2018 Ltd. VRN, (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025(a)(c)	200,000	196,150
Huarong Finance II Co. Ltd.
EMTN, 5.50%, 01/16/2025(a)	619,000	617,383
5.00%, 11/19/2025(a)	200,000	196,776
Kaisa Group Holdings Ltd., 11.95%, 11/12/2023(a)(b)(f)(g)	200,000	7,500
Logan Group Co. Ltd.
7.50%, 08/25/2022(a)(b)(f)(g)	200,000	16,000
6.50%, 07/16/2023(a)(b)(f)(g)	200,000	17,734
Sunac China Holdings Ltd.
PIK, 6.00%, 09/30/2026(a)(b)(e)(g)	18,444	2,259
PIK, 6.25%, 09/30/2027(a)(b)(e)(g)	18,467	2,026
PIK, 6.50%, 09/30/2027(a)(b)(e)(g)	36,979	3,698
PIK, 6.75%, 09/30/2028(a)(b)(e)(g)	55,535	5,262
PIK, 7.00%, 09/30/2029(a)(b)(e)(g)	55,602	4,682
PIK, 7.25%, 09/30/2030(a)(b)(e)(g)	26,152	2,070
PIK, 1.00%, 09/30/2032(a)(b)(h)	22,246	1,346
Zhenro Properties Group Ltd., 6.63%, 01/07/2026(a)(b)(f)(g)	200,000	1,800
Total China		1,077,436
COLOMBIA—2.1%
Bancolombia SA VRN, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2029(b)	200,000	198,042
Ecopetrol SA
5.38%, 06/26/2026(b)	351,000	346,742
8.88%, 01/13/2033(b)	105,000	109,720
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)	437,000	366,919
Total Colombia		1,021,423
DOMINICAN REPUBLIC—0.4%
AES Espana BV, 5.70%, 05/04/2028(a)(b)	202,000	193,920
ECUADOR—0.4%
International Airport Finance SA, 12.00%, 03/15/2033(a)(b)(d)	190,474	202,740

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
FRANCE—1.9%
Banijay Entertainment SAS, 8.13%, 05/01/2029(a)(b)		$200,000	$ 207,095
BNP Paribas SA VRN, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030(a)(c)		200,000	164,749
Cerba Healthcare SACA, 3.50%, 05/31/2028(a)(b)	EUR	130,000	117,921
Electricite de France SA VRN, (fixed rate to 01/22/2026, variable rate thereafter), 5.00%, 01/22/2026(a)(c)		100,000	108,114
Iliad Holding SASU, 8.50%, 04/15/2031(a)(b)		$200,000	208,365
Nova Alexandre III SAS FRN, 3 mo. Euribor + 5.250%, 8.94%, 07/15/2029(a)(b)(i)	EUR	100,000	108,929
Total France			915,173
GEORGIA—1.1%
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		$359,000	316,369
TBC Bank JSC VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(a)(c)		200,000	196,500
Total Georgia			512,869
GERMANY—2.2%
CT Investment GmbH, 6.38%, 04/15/2030(a)(b)	EUR	100,000	110,249
Gruenenthal GmbH, 3.63%, 11/15/2026(a)(b)		100,000	106,331
HT Troplast GmbH, 9.38%, 07/15/2028(a)(b)		110,000	119,479
IHO Verwaltungs GmbH, 8.75%, 05/15/2028(a)(b)		103,347	119,537
PrestigeBidCo GmbH FRN, 3 mo. Euribor + 3.750%, 7.46%, 07/01/2029(a)(b)(i)		100,000	109,171
Schaeffler AG, 2.88%, 03/26/2027(a)(b)		60,000	63,329
Techem Verwaltungsgesellschaft 675 GmbH, 2.00%, 07/15/2025(a)(b)		106,000	112,975
TK Elevator Midco GmbH, 4.38%, 07/15/2027(a)(b)		100,000	105,735
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/2031(a)(b)		100,000	109,722
ZF Europe Finance BV, 2.50%, 10/23/2027(a)(b)		100,000	101,953
Total Germany			1,058,481
HONG KONG—1.1%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		$500,000	514,538
INDIA—4.2%
HDFC Bank Ltd., 8.10%, 03/22/2025(a)	INR	110,000,000	1,311,201
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(d)		$186,660	175,416
Sammaan Capital Ltd., Series 6B, 9.00%, 09/26/2026	INR	50,000,000	570,332
Total India			2,056,949
	Shares or Principal Amount		Value

INDONESIA—1.2%
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)		$221,000	$ 220,990
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.25%, 10/24/2042(a)		400,000	365,690
Total Indonesia			586,680
ISRAEL—0.9%
Bank Leumi Le-Israel BM VRN, (fixed rate to 04/18/2028, variable rate thereafter), 7.13%, 07/18/2033(a)(b)		200,000	196,125
Energean Israel Finance Ltd., 8.50%, 09/30/2033(a)(b)		230,000	219,431
Total Israel			415,556
ITALY—0.3%
Telecom Italia Capital SA, 6.38%, 11/15/2033		140,000	136,427
KAZAKHSTAN—1.9%
KazMunayGas National Co. JSC
3.50%, 04/14/2033(a)(b)		200,000	165,335
5.75%, 04/19/2047(a)		870,000	760,371
Total Kazakhstan			925,706
KUWAIT—0.4%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		200,000	198,324
LUXEMBOURG—1.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.25%, 10/15/2026(a)(b)	EUR	100,000	108,835
Cidron Aida Finco SARL, 6.25%, 04/01/2028(a)(b)	GBP	100,000	118,309
Cullinan Holdco SCSp, 4.63%, 10/15/2026(a)(b)	EUR	100,000	94,020
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)		100,000	116,614
LHMC Finco 2 SARL PIK, 7.25%, 10/02/2025(a)(b)(e)		2,943	3,185
Matterhorn Telecom SA, 3.13%, 09/15/2026(a)(b)		200,000	212,662
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		110,000	122,787
Total Luxembourg			776,412
MEXICO—4.4%
BBVA Bancomer SA VRN, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/18/2033(a)(b)		$470,000	437,899
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		200,000	151,445
Cemex SAB de CV VRN, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(c)		200,000	215,722

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
MEXICO (continued)
Petroleos Mexicanos
7.19%, 09/12/2024(a)	MXN	4,200,000	$ 223,573
7.19%, 09/12/2024(a)		3,378,800	179,859
6.75%, 09/21/2047		$1,063,000	719,328
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(b)		210,000	205,258
Total Mexico			2,133,084
MOROCCO—0.5%
Vivo Energy Investments BV, 5.13%, 09/24/2027(a)(b)		255,000	242,377
NETHERLANDS—1.8%
BE Semiconductor Industries NV, 4.50%, 07/15/2031(a)(b)	EUR	100,000	107,977
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/2031(a)(b)	GBP	100,000	138,357
OCI NV, 3.63%, 10/15/2025(a)(b)	EUR	90,000	96,444
Q-Park Holding I BV, 2.00%, 03/01/2027(a)(b)		150,000	154,117
Sunrise HoldCo IV BV, 5.50%, 01/15/2028(a)(b)		$200,000	195,441
Upfield BV, 6.88%, 07/02/2029(a)(b)	EUR	100,000	108,227
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		100,000	96,898
Total Netherlands			897,461
NIGERIA—2.7%
Access Bank PLC, 6.13%, 09/21/2026(a)		$216,000	204,660
BOI Finance BV, 7.50%, 02/16/2027(a)(j)	EUR	196,000	198,711
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		$230,000	224,158
SEPLAT Energy PLC, 7.75%, 04/01/2026(a)(b)		297,000	293,024
United Bank for Africa PLC, 6.75%, 11/19/2026(a)		380,000	376,885
Total Nigeria			1,297,438
OMAN—0.5%
EDO Sukuk Ltd., 5.88%, 09/21/2033(a)		250,000	254,442
PERU—0.5%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		400,000	255,545
PHILIPPINES—1.0%
International Container Terminal Services, Inc., 4.75%, 06/17/2030(a)		260,000	251,106
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(b)		243,000	228,724
Total Philippines			479,830
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025(a)(c)(g)(k)(l)		250,000	–
	Shares or Principal Amount		Value

SINGAPORE—1.1%
Puma International Financing SA, 7.75%, 04/25/2029(a)(b)		$331,000	$ 335,273
Vena Energy Capital Pte. Ltd., 3.13%, 02/26/2025(a)		210,000	207,101
Total Singapore			542,374
SLOVENIA—0.2%
Summer BidCo BV PIK, 10.00%, 02/15/2029(a)(b)(e)	EUR	102,986	114,373
SOUTH AFRICA—3.3%
Eskom Holdings SOC Ltd.
7.13%, 02/11/2025(a)		$410,000	409,713
0.01%, 12/31/2032(m)	ZAR	28,700,000	393,960
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)(b)		$446,000	270,017
Sasol Financing USA LLC, 5.50%, 03/18/2031(b)		400,000	347,045
Transnet SOC Ltd., 8.25%, 02/06/2028(a)		200,000	202,790
Total South Africa			1,623,525
SPAIN—0.8%
Banco Bilbao Vizcaya Argentaria SA VRN, (fixed rate to 03/05/2025, variable rate thereafter), Series 9, 6.50%, 03/05/2025(c)		200,000	199,226
Grifols SA, 3.88%, 10/15/2028(a)(b)	EUR	100,000	95,238
Telefonica Europe BV VRN, (fixed rate to 02/24/2028, variable rate thereafter), 2.88%, 02/24/2028(a)(c)		100,000	102,137
Total Spain			396,601
SWEDEN—0.2%
Assemblin Caverion Group AB FRN, 3 mo. Euribor + 3.500%, 7.20%, 07/01/2031(a)(b)(i)		100,000	107,996
SWITZERLAND—0.6%
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)(b)		$150,000	119,884
12.00%, 02/15/2031(a)(b)		150,000	148,087
Total Switzerland			267,971
TANZANIA—0.4%
HTA Group Ltd., 7.50%, 06/04/2029(a)(b)		200,000	200,532
TRINIDAD—0.6%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)		291,000	303,949
TURKEY—1.4%
Turkiye Sinai Kalkinma Bankasi AS VRN, (fixed rate to 03/21/2029, variable rate thereafter), 9.75%, 03/21/2029(a)(c)		200,000	200,895
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		275,000	282,212
Yapi ve Kredi Bankasi AS VRN, (fixed rate to 01/17/2029, variable rate thereafter), 9.25%, 01/17/2034(a)(b)		200,000	206,157
Total Turkey			689,264

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UKRAINE—1.0%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)(g)		$206,000	$ 157,217
MHP Lux SA, 6.95%, 04/03/2026(a)(g)		218,000	180,009
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)		200,000	163,000
Total Ukraine			500,226
UNITED ARAB EMIRATES—0.4%
MAF Global Securities Ltd. VRN, (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(c)		200,000	197,971
UNITED KINGDOM—3.1%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	100,000	104,437
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028(a)(b)		125,000	128,756
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)(b)	GBP	124,000	157,376
CD&R Firefly Bidco PLC, 8.63%, 04/30/2029(a)(b)		100,000	130,005
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		100,000	136,727
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	100,000	112,938
Pinewood Finco PLC, 6.00%, 03/27/2030(a)(b)	GBP	116,000	148,444
Project Grand U.K. PLC, 9.00%, 06/01/2029(a)(b)	EUR	100,000	110,130
RAY Financing LLC, 6.50%, 07/15/2031(a)(b)		100,000	110,592
Synthomer PLC, 7.38%, 05/02/2029(a)(b)		100,000	114,367
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)	GBP	100,000	117,113
Vmed O2 U.K. Financing I PLC, 4.00%, 01/31/2029(a)(b)		100,000	112,749
Total United Kingdom			1,483,634
UNITED STATES—23.3%
Academy Ltd., 6.00%, 11/15/2027(a)(b)		$144,000	142,560
Adams Homes, Inc., 9.25%, 10/15/2028(a)(b)		276,000	285,885
Adient Global Holdings Ltd., 3.50%, 08/15/2024(a)(b)	EUR	17,636	19,075
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		$234,000	204,029
Block, Inc., 6.50%, 05/15/2032(a)(b)		133,000	135,155
Builders FirstSource, Inc., 4.25%, 02/01/2032(a)(b)		226,000	201,981
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b)		4,000	4,126
6.50%, 02/15/2032(a)(b)		29,000	29,383
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		98,000	97,433
Carnival Corp., 7.63%, 03/01/2026(a)(b)		96,000	96,929
CCM Merger, Inc., 6.38%, 05/01/2026(a)(b)		197,000	196,714
	Shares or Principal Amount		Value

CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)(b)		$38,000	$ 35,525
4.75%, 02/01/2032(a)(b)		183,000	156,502
4.25%, 01/15/2034(a)(b)		264,000	208,557
CHS/Community Health Systems, Inc.
8.00%, 12/15/2027(a)(b)		79,000	79,049
5.25%, 05/15/2030(a)(b)		120,000	104,649
10.88%, 01/15/2032(a)(b)		26,000	27,950
Civitas Resources, Inc., 8.75%, 07/01/2031(a)(b)		73,000	78,503
Clean Harbors, Inc.
4.88%, 07/15/2027(a)(b)		112,000	109,621
5.13%, 07/15/2029(a)(b)		16,000	15,486
6.38%, 02/01/2031(a)(b)		29,000	29,328
Clearway Energy Operating LLC, 3.75%, 02/15/2031(a)(b)		60,000	53,141
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(a)(b)		83,000	83,564
Cloud Software Group, Inc.
9.00%, 09/30/2029(a)(b)		59,000	58,670
8.25%, 06/30/2032(a)(b)		106,000	109,975
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/2027(a)(b)		150,000	151,465
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		37,000	36,253
6.50%, 10/15/2028(a)(b)		102,000	98,440
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		89,000	73,337
CSC Holdings LLC, 6.50%, 02/01/2029(a)(b)		200,000	154,029
Darling Ingredients, Inc., 6.00%, 06/15/2030(a)(b)		145,000	143,877
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)(b)		93,000	96,617
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)(b)	GBP	100,000	127,269
Energy Transfer LP VRN, (fixed rate to 11/15/2026, variable rate thereafter), Series H, 6.50%, 11/15/2026(c)		$49,000	48,680
EnerSys, 6.63%, 01/15/2032(a)(b)		117,000	119,102
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(a)(b)		76,000	79,282
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)(b)		48,000	46,227
8.63%, 03/15/2031(a)(b)		119,000	124,640
Goodyear Tire & Rubber Co., 5.00%, 07/15/2029(b)		215,000	202,917
Graphic Packaging International LLC, 3.75%, 02/01/2030(a)(b)		112,000	101,661
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/2029(a)(b)		86,816	82,779
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(a)(b)	EUR	200,000	219,641

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Herc Holdings, Inc., 5.50%, 07/15/2027(a)(b)		$98,000	$ 97,191
Hess Midstream Operations LP
6.50%, 06/01/2029(a)(b)		104,000	106,031
4.25%, 02/15/2030(a)(b)		182,000	168,917
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.63%, 01/15/2032(a)(b)		112,000	113,098
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		200,000	212,756
Iron Mountain, Inc.
5.00%, 07/15/2028(a)(b)		23,000	22,296
4.88%, 09/15/2029(a)(b)		60,000	57,327
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		104,000	97,587
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)(b)		105,000	108,013
Macy's Retail Holdings LLC
5.88%, 04/01/2029(a)(b)		35,000	34,185
5.88%, 03/15/2030(a)(b)		60,000	57,590
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		225,000	213,697
Masterbrand, Inc., 7.00%, 07/15/2032(a)(b)		25,000	25,685
Meritage Homes Corp., 3.88%, 04/15/2029(a)(b)		162,000	152,264
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(a)(b)		100,000	101,460
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(a)(b)		87,000	86,922
Nabors Industries, Inc., 8.88%, 08/15/2031(a)(b)		125,000	127,525
NCL Corp. Ltd.
5.88%, 02/15/2027(a)(b)		108,000	107,217
7.75%, 02/15/2029(a)(b)		124,000	130,508
NCR Atleos Corp., 9.50%, 04/01/2029(a)(b)		74,000	80,839
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)		239,000	234,069
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)(b)		87,000	83,554
Novelis Sheet Ingot GmbH, 3.38%, 04/15/2029(a)(b)	EUR	100,000	102,802
NRG Energy, Inc.
3.38%, 02/15/2029(a)(b)		$15,000	13,500
5.25%, 06/15/2029(a)(b)		134,000	130,296
7.00%, 03/15/2033(a)(b)		117,000	125,460
OI European Group BV, 6.25%, 05/15/2028(a)(b)	EUR	100,000	111,599
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/2031(a)(b)		$255,000	234,676
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)(b)		135,000	138,525
Shares or Principal Amount		Value

Permian Resources Operating LLC, 5.88%, 07/01/2029(a)(b)	$88,000	$ 87,468
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030(b)	200,000	188,778
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)(b)	92,000	92,603
Sabre GLBL, Inc., 8.63%, 06/01/2027(a)(b)	131,000	122,460
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(a)(b)	60,000	61,610
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(a)(b)	58,000	58,024
Staples, Inc., 10.75%, 09/01/2029(a)(b)	101,000	97,835
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)(b)	275,000	251,501
Sunoco LP
7.00%, 05/01/2029(a)(b)	36,000	37,053
7.25%, 05/01/2032(a)(b)	56,000	58,215
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)(b)	124,000	133,626
Tempur Sealy International, Inc., 3.88%, 10/15/2031(a)(b)	239,000	205,713
Travel & Leisure Co., 6.00%, 04/01/2027(b)	80,000	80,259
TreeHouse Foods, Inc., 4.00%, 09/01/2028(b)	124,000	111,873
U.S. Cellular Corp., 6.70%, 12/15/2033	90,000	96,372
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)(b)	77,000	77,882
Univision Communications, Inc.
6.63%, 06/01/2027(a)(b)	97,000	96,529
8.00%, 08/15/2028(a)(b)	196,000	196,970
8.50%, 07/31/2031(a)(b)	119,000	117,728
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(b)	73,000	67,494
6.25%, 01/15/2030(a)(b)	114,000	117,078
4.13%, 08/15/2031(a)(b)	145,000	131,812
Venture Global LNG, Inc.
8.13%, 06/01/2028(a)(b)	222,000	231,199
9.88%, 02/01/2032(a)(b)	208,000	230,898
Vistra Operations Co. LLC
4.38%, 05/01/2029(a)(b)	126,000	118,896
7.75%, 10/15/2031(a)(b)	71,000	75,030
Vital Energy, Inc., 9.75%, 10/15/2030(b)	169,000	184,732
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	44,000	41,925
Warnermedia Holdings, Inc., 4.28%, 03/15/2032(b)	110,000	95,419
Wells Fargo & Co. VRN, (fixed rate to 09/15/2029, variable rate thereafter), 6.85%, 09/15/2029(c)	102,000	103,227
Total United States		11,315,804
ZAMBIA—0.4%
First Quantum Minerals Ltd., 8.63%, 06/01/2031(a)(b)	200,000	198,998
Total Corporate Bonds		45,595,488

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

Shares or Principal Amount			Value
GOVERNMENT BONDS—44.4%
ANGOLA—1.2%
Angola Government International Bonds, 9.13%, 11/26/2049(a)		$701,000	$ 577,719
ARGENTINA—2.7%
Argentina Republic Government International Bonds
5.00%, 01/09/2038(b)(d)		1,609,200	737,806
4.13%, 07/09/2046(b)(d)(n)		1,293,010	567,587
Total Argentina			1,305,393
BAHRAIN—1.6%
Bahrain Government International Bonds
4.25%, 01/25/2028(a)		390,000	368,792
5.45%, 09/16/2032(a)		229,000	212,612
6.25%, 01/25/2051(a)		210,000	175,846
Total Bahrain			757,250
BRAZIL—3.3%
Brazil Government International Bonds, 7.13%, 01/20/2037		370,000	393,865
Brazil Notas do Tesouro Nacional,Series F, 10.00%, 01/01/2029	BRL	7,434,000	1,233,691
Total Brazil			1,627,556
CHILE—0.7%
Chile Government International Bonds, 4.34%, 03/07/2042(b)		$386,000	337,141
COLOMBIA—1.4%
Colombia Government International Bonds, 5.20%, 05/15/2049(b)		200,000	143,008
Colombia TES,Series B, 9.25%, 05/28/2042	COP	2,757,800,000	560,649
Total Colombia			703,657
DOMINICAN REPUBLIC—3.3%
Dominican Republic International Bonds
5.50%, 02/22/2029(a)(b)		$200,000	196,208
11.25%, 09/15/2035(a)(b)	DOP	19,200,000	339,069
5.88%, 01/30/2060(a)		$1,230,000	1,062,987
Total Dominican Republic			1,598,264
ECUADOR—1.2%
Ecuador Government International Bonds, 5.50%, 07/31/2035(a)(i)(n)		1,137,400	600,723
EGYPT—2.1%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		400,000	334,934
7.90%, 02/21/2048(a)		992,000	713,695
Total Egypt			1,048,629
GEORGIA—0.6%
Georgia Government International Bonds, 2.75%, 04/22/2026(a)		306,000	285,428
GHANA—0.4%
Ghana Government International Bonds, 7.63%, 05/16/2029(a)(d)		385,000	193,751
	Shares or Principal Amount		Value

HUNGARY—0.7%
Hungary Government Bonds,Series 28/A, 6.75%, 10/22/2028	HUF	123,150,000	$ 347,820
INDONESIA—2.8%
Indonesia Government International Bonds
7.75%, 01/17/2038(a)		$100,000	123,752
3.70%, 10/30/2049		935,000	730,268
Indonesia Treasury Bonds
Series FR81, 6.50%, 06/15/2025	IDR	780,000,000	47,956
Series FR82, 7.00%, 09/15/2030		341,000,000	21,187
Series FR83, 7.50%, 04/15/2040		6,535,000,000	417,370
Total Indonesia			1,340,533
IRAQ—0.9%
Iraq International Bonds, 5.80%, 01/15/2028(a)(b)(d)		$455,875	431,249
IVORY COAST—0.8%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(d)	EUR	444,000	374,790
KENYA—1.5%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(a)		$932,000	718,609
MALAYSIA—1.8%
Malaysia Government Bonds
Series 0411, 4.23%, 06/30/2031	MYR	1,100,000	247,285
Series 0419, 3.83%, 07/05/2034		800,000	175,737
Series 0519, 3.76%, 05/22/2040		1,000,000	212,503
Series 0120, 4.07%, 06/15/2050		1,100,000	236,819
Total Malaysia			872,344
MEXICO—0.8%
Mexico Bonos,Series M, 7.75%, 11/13/2042	MXN	8,966,600	391,140
NIGERIA—0.6%
Nigeria Government International Bonds, 7.63%, 11/28/2047(a)		$435,000	317,550
OMAN—3.1%
Oman Government International Bonds, 7.00%, 01/25/2051(a)		1,400,000	1,501,676
PERU—2.2%
Peru Government International Bonds, 6.90%, 08/12/2037(a)	PEN	4,138,000	1,075,670
POLAND—0.8%
Republic of Poland Government Bonds,Series 0432, 1.75%, 04/25/2032	PLN	1,894,000	372,391
QATAR—1.0%
Qatar Government International Bonds, 4.40%, 04/16/2050(a)		$576,000	511,324
RWANDA—0.7%
Rwanda International Government Bonds, 5.50%, 08/09/2031(a)		400,000	321,000
SENEGAL—0.8%
Senegal Government International Bonds, 6.75%, 03/13/2048(a)(d)		513,000	372,964

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2024
abrdn Global Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
SOUTH AFRICA—0.8%
Republic of South Africa Government International Bonds, 6.25%, 03/08/2041		$431,000	$ 377,817
SOUTH KOREA—0.6%
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		300,000	299,886
TURKEY—3.5%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		200,000	215,775
Turkiye Government Bonds, 37.00%, 02/18/2026	TRY	11,573,100	342,464
Turkiye Government International Bonds, 9.38%, 01/19/2033		$1,001,000	1,137,098
Total Turkey			1,695,337
UKRAINE—0.3%
Ukraine Government International Bonds, 7.75%, 09/01/2029(a)(g)		424,000	136,210
URUGUAY—1.4%
Uruguay Government International Bonds
4.38%, 12/15/2028(d)(o)	UYU	12,111,543	312,857
7.88%, 01/15/2033(e)		$165,000	197,063
7.63%, 03/21/2036(d)		146,000	175,146
Total Uruguay			685,066
UZBEKISTAN—0.8%
National Bank of Uzbekistan, 4.85%, 10/21/2025(a)		200,000	193,210
Republic of Uzbekistan International Bonds, 3.70%, 11/25/2030(a)		252,000	209,160
Total Uzbekistan			402,370
Total Government Bonds			21,581,257
U.S. TREASURIES—1.3%
Egypt Treasury Bills, 25.04%, 09/10/2024(p)	EGP	10,625,000	213,059
U.S. Treasury Notes, 4.25%, 12/31/2025(p)		$398,800	397,320
Total U.S. Treasuries			610,379
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(b)(g)(l)(q)		61,465	–
UNITED STATES—0.0%
Delco(b)(f)(l)(q)		73,666	–
Total Warrants			–
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(r)	971,476	$ 971,476
Total Short-Term Investment		971,476
Total Investments (Cost $71,676,207)—141.5%		68,758,600
Liabilities in Excess of Other Assets—(41.5%)		(20,173,131)
Net Assets—100.0%		$48,585,469

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is in default.
(g)	The Fund’s investment manager has deemed this security to be illiquid based upon procedures approved by the Board of Directors. Illiquid securities held by the Fund represent 1.4% of net assets as of July 31, 2024.
(h)	Convertible Bond.
(i)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2024.
(j)	Denotes the security is government guaranteed.
(k)	Illiquid security.
(l)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(m)	Zero coupon bond. Rate represents yield to maturity.
(n)	Step bond. Rate disclosed is as of July 31, 2024.
(o)	Inflation linked security.
(p)	The rate shown is the discount yield at the time of purchase.
(q)	Non-income producing security.
(r)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2024.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PIK	Payment-In-Kind
PLC	Public Limited Company
PLN	Polish Zloty

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2024
abrdn Global Income Fund, Inc.

SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand

At July 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/18/2024	UBS AG	AUD	3,767,500	USD	2,529,646	$2,468,201	$(61,445)
Chinese Yuan Renminbi Offshore/United States Dollar
09/13/2024	Royal Bank of Canada	CNH	2,492,690	USD	344,970	346,189	1,219
Indonesian Rupiah/United States Dollar
08/02/2024	Royal Bank of Canada	IDR	50,990,000,000	USD	3,129,372	3,135,916	6,544
08/02/2024	UBS AG	IDR	50,990,000,000	USD	3,155,720	3,135,916	(19,804)
10/11/2024	Royal Bank of Canada	IDR	50,990,000,000	USD	3,120,993	3,133,814	12,821
Singapore Dollar/United States Dollar
08/22/2024	Citibank N.A.	SGD	3,956,028	USD	2,941,085	2,962,545	21,460
						$15,182,581	$(39,205)

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/15/2024	UBS AG	USD	1,440,061	GBP	1,123,448	$1,444,425	$(4,364)
United States Dollar/Euro
08/15/2024	UBS AG	USD	4,308,466	EUR	3,973,542	4,302,882	5,584
08/15/2024	UBS AG	USD	108,012	EUR	100,321	108,636	(624)
United States Dollar/Indonesian Rupiah
08/02/2024	Royal Bank of Canada	USD	3,126,719	IDR	50,990,000,000	3,135,916	(9,197)
08/02/2024	UBS AG	USD	3,129,372	IDR	50,990,000,000	3,135,916	(6,544)
United States Dollar/Mexican Peso
08/15/2024	UBS AG	USD	827,928	MXN	15,000,000	803,601	24,327
						$12,931,376	$9,182
Unrealized appreciation on forward foreign currency exchange contracts							$71,955
Unrealized depreciation on forward foreign currency exchange contracts							$(101,978)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2024, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	7,350,000	03/17/2033	Citigroup	Receive	12-month SOFR	3.38%	Annually	$-	$183,887	$183,887
USD	5,000,000	03/17/2030	Citigroup	Receive	12-month SOFR	3.46%	Annually	-	78,246	78,246
USD	5,000,000	03/17/2032	Citigroup	Receive	12-month SOFR	3.40%	Annually	-	107,877	107,877
USD	3,000,000	07/13/2033	Citigroup	Receive	12-month SOFR	3.72%	Annually	-	(19,537)	(19,537)
USD	1,700,000	03/20/2034	Citigroup	Receive	12-month SOFR	3.92%	Annually	-	(30,623)	(30,623)
								$-	$319,850	$319,850

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
9

Notes to Portfolio of Investments  (concluded)
July 31, 2024 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
10